Additional Financial Statement Information	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Financial Statement Information	Additional Financial Statement Information
Prepaid Expenses and Other Current Assets

	June 30,	December 31,
	2024	2023
Prepaid expenses and other current assets
Prepaid expenses	$3,844	$1,737
Advances to suppliers	154	197
Other current assets	346	239
Total	$4,344	$2,173
Accrued Expenses and Other Liabilities

	June 30,	December 31,
	2024	2023
Accrued expenses and other liabilities
Payroll and benefits payable	1,302	1,490
Other taxes payable	1,428	2,882
Other	501	526
Total	$3,231	$4,898

Total current	$2,730	$4,372
Total non-current	$501	$526

Finance Costs, net

	Six Months Ended June 30,
	2024	2023
Finance income (expense), net
Interest expense	$(11)	$(3)
Other finance costs	(55)	(65)
Interest income	577	1,150
Total	$511	$1,082